The Select Sector SPDR® Trust

One Lincoln Street

Boston, MA 02111

February 1, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

RE:	The Select Sector SPDR® Trust (“Registrant”)
File Nos.: 333-57791, 811-08837

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant does not differ from that contained in Post-Effective Amendment No. 21 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2013 with a designated effective date of January 31, 2013 (Accession No. 0001193125-13-026152).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3909.

Sincerely,

/s/ Ryan M. Louvar
Ryan M. Louvar
Secretary